FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	$ 32,000,000	$ 121,400,000
Front Guider [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	14,200,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	120,131,000	94,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	120,131,000	94,500,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
7.84% to 8.04% First Preferred Mortgage Term Notes	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of vessels	32,000,000
Fair Value, Measurements, Nonrecurring [Member] | Ore-bulk-oil carrier [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels impaired	4
Fair Value, Measurements, Nonrecurring [Member] | Suezmax oil carrier [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels impaired	1
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Front Pride [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of vessels carried at fair value using level 2 inputs	3,300,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Front Guider [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of vessels carried at fair value using level 2 inputs	20,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992,000	288,137,000
Convertible bond (4.5%)	215,000,000	225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	137,603,000	160,566,000
Restricted cash and investments	87,506,000	100,566,000
Marketable securities	1,235,000	685,000
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846,000	249,293,000
Convertible bond (4.5%)	$ 120,131,000	$ 94,500,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%